RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS [Text Block]
NOTE 3	RESTATEMENT OF PREVIOUSLY REPORTED FINANCIAL STATEMENTS

On July 15, 2011, the Company determined that the Company’s financial statements as of December 31, 2010 and for the year then ended should no longer be relied upon and should be restated as a result of certain errors contained therein regarding the accounting for: (i) pre-operating expenses wrongly recorded as other current assets; (ii) under-provision of rental expenses for clinics not yet commenced business; (iii) income tax expense for the above items; and (iv) foreign currency translation gain/loss for the above items.

As a result, the accompanying consolidated financial statements as of December 31, 2010 have been restated from the amounts previously reported. The information in the data table below represents only those balance sheet line items affected by the restatements.

The following tables present the consolidated balance sheet and financial statement line items as reported herein that were impacted by the restatements:

	As of December 31, 2010
	As
	previously		As
	stated	Adjustments	restated

Consolidated balance sheet accounts impacted by restatements:
Other current assets and prepaid expenses	$1,446,837	$(819,960)	$626,877
Total current assets	3,050,192	(819,960)	2,230,232
Deferred tax assets	184,857	204,990	389,847
Total assets	9,243,247	(614,970)	8,628,277
Other payables and accrued liabilities	1,554,162	203,813	1,757,975
Total current liabilities	3,934,258	203,813	4,138,071
Retained earnings - unappropriated	2,438,376	(798,326)	1,640,050
Accumulated other comprehensive income	130,349	(20,457)	109,892
Total China Shesays stockholders’ equity	5,177,376	(818,783)	4,358,593
Total equity	5,308,989	(818,783)	4,490,206
Total liabilities and stockholders’ equity	9,243,247	(614,970)	8,628,277

3.	RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

On July 15, 2011, China Shesays (the “Company”) determined that the Company’s financial statements as of December 31, 2010 and for the year then ended should no longer be relied upon and should be restated as a result of certain errors contained therein regarding: (i) pre-operating expenses wrongly recorded as other current assets; (ii) under-provisions of rental expenses for clinics not yet commenced business; (iii) income tax expense for the above items; (iv) foreign currency translation gain or loss for the above items; and (v) an over statement of payments to acquire property and equipment in cash flows from investing activities and increases in other payables and accrued liabilities included in cash flows from operating activities in the statement of cash flows.

As a result, the accompanying consolidated financial statements as of December 31, 2010 and for the year then ended have been restated from the amounts previously reported. The information in the data table below represents only those income statement, balance sheet, cash flow and comprehensive income statement line items affected by the restatements.

The following tables present the consolidated balance sheet, statement of operations and statement of cash flows accounts and financial statement line items as reported herein that were impacted by the restatements:

	As of and for the year ended December 31, 2010
	As
	previously		As
	stated	Adjustments	restated

Consolidated balance sheet accounts impacted by restatements:
Other current assets and prepaid expenses	$1,446,837	$(819,960)	$626,877
Total current assets	3,050,192	(819,960)	2,230,232
Deferred tax assets	184,857	204,990	389,847
Total assets	9,243,247	(614,970)	8,628,277
Other payables and accrued liabilities	1,554,162	203,813	1,757,975
Total current liabilities	3,934,258	203,813	4,138,071
Retained earnings - unappropriated	2,438,376	(798,326)	1,640,050
Accumulated other comprehensive income	130,349	(20,457)	109,892
Total China Shesays stockholders’ equity	5,177,376	(818,783)	4,358,593
Total equity	5,308,989	(818,783)	4,490,206
Total liabilities and stockholders’ equity	9,243,247	(614,970)	8,628,277

Statement of operations accounts impacted by restatements:
Selling, general and administrative expenses	$2,862,664	$998,194	$3,860,858
Total operating expenses	6,791,516	998,194	7,789,710
Income from operations	2,028,821	(998,194)	1,030,627
Income from operations before taxes	1,947,891	(998,194)	949,697
Income tax expenses	(624,605)	199,868	(424,737)
Net income	1,323,286	(798,326)	524,960
Net income attributable to China Shesays common stockholders	1,342,893	(798,326)	544,567
Total foreign currency translation gain	129,429	(20,457)	108,972
Foreign currency translation gains attributable to China Shesays common stockholders	129,931	(20,457)	109,474
Comprehensive income attributable to China Shesays common stockholders	1,472,824	(818,783)	654,041
Net income per share - basic and diluted	0.08	(0.05)	0.03

Statement of cash flows accounts impacted by restatements:
Net income	$1,342,893	$(817,933)	$524,960
Deferred income taxes	(180,240)	(204,485)	(384,725)
Minority interest	(19,607)	19,607	-
Increase in other current assets and prepaid expenses	(1,026,158)	799,473	(226,685)
Increase in other payables and accrued liabilities	853,873	(155,534)	698,339
Net cash provided by operating activities	2,342,093	(358,872)	1,983,221
Purchase of property and equipment	(4,770,795)	354,255	(4,416,540)
Net cash used in investing activities	(4,823,616)	354,255	(4,469,361)
Effect of exchange rates on cash	9,516	4,617	14,133